Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

9. Property, Plant and Equipment

The table below presents the components of Property, Plant and Equipment.

	December 31,
	2013	2012
	(in millions)
Land	$62	$63
Buildings and improvements	415	407
Machinery, equipment, furniture and fixtures	1,640	1,525
Leasehold improvements	328	322

Gross property, plant and equipment	2,445	2,317
Accumulated depreciation and amortization	(1,406)	(1,301)

Property, plant and equipment, net	$1,039	$1,016